Columbia Ultra Short Duration Municipal Bond Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 2.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 2.3%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.250%	750,000	750,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.250%	1,000,000	1,000,000
Total			1,750,000
Total Floating Rate Notes (Cost $1,750,000)			1,750,000

Municipal Bonds 80.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 2.0%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022 (Mandatory Put 09/01/27)
09/01/2052	5.000%	1,000,000	1,027,256
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Series 2017A
07/01/2026	5.000%	500,000	515,066
Total			1,542,322
Colorado 2.0%
City & County of Denver Airport System(c)
Revenue Bonds
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,045,366
E-470 Public Highway Authority(d)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	3.812%	500,000	500,148
Total			1,545,514
Connecticut 4.5%
State of Connecticut
Unlimited General Obligation Bonds
Series 2024F
11/15/2026	5.000%	1,000,000	1,040,467
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut Special Tax
Refunding Revenue Bonds
Transportation Infrastructure Purposes
Series 2014
09/01/2025	5.000%	2,500,000	2,500,351
Total			3,540,818
District of Columbia 0.8%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	609,680
Florida 5.1%
County of Broward Airport System(c)
Revenue Bonds
Series 2019G (AMBAC)
10/01/2027	5.000%	1,000,000	1,043,360
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2025	5.000%	850,000	860,282
Greater Orlando Aviation Authority(c)
Prerefunded 10/01/27 Revenue Bonds
Subordinated Series 2017A
10/01/2030	5.000%	1,000,000	1,044,769
Miami-Dade County Housing Finance Authority
Revenue Bonds
St. Mary Towers Apartments
Series 2024 (FHA HUD) (Mandatory Put 10/01/26)
04/01/2041	3.400%	1,000,000	1,000,360
Total			3,948,771
Georgia 0.2%
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	150,000	150,800
Illinois 2.4%
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
12/15/2027	4.000%	840,000	861,427

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2026	5.000%	1,000,000	1,022,985
Total			1,884,412
Iowa 2.7%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	1,050,000	1,053,331
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	1,000,000	1,024,703
Total			2,078,034
Louisiana 3.2%
Louisiana Public Facilities Authority(c),(e)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,521,043
Massachusetts 1.3%
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	1,000,000	1,000,927
Michigan 1.9%
Wayne County Airport Authority(c),(e)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,507,153
Nebraska 1.3%
Central Plains Energy Project(b)
Refunding Revenue Bonds
Series 2019 (Mandatory Put 08/01/25)
12/01/2049	4.000%	1,000,000	1,002,911
New Hampshire 2.3%
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/25)
Muni Swap Index Yield + 0.375% 10/01/2033	4.500%	1,000,000	1,001,772
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/03/27)
06/01/2040	3.300%	750,000	754,262
Total			1,756,034
New Jersey 5.2%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	995,219
Jersey City Municipal Utilities Authority
Revenue Notes
Sewer Projects
Series 2024B
05/01/2025	5.000%	1,500,000	1,509,790
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2025	5.000%	1,000,000	1,013,578
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2023AA
06/15/2025	5.000%	500,000	504,642
Total			4,023,229
New York 6.3%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2024
11/01/2027	5.000%	750,000	801,002
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2026	5.000%	2,000,000	2,046,574
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2024-246
09/01/2026	5.000%	2,000,000	2,056,452
Total			4,904,028
North Carolina 2.9%
North Carolina Housing Finance Agency(b)
Revenue Bonds
Home Ownership - 1998 Trust Agreement
Series 2024 (GNMA) (Mandatory Put 01/15/26)
07/01/2056	3.200%	1,000,000	995,654
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,234,834
Total			2,230,488
Ohio 1.1%
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	853,253
Pennsylvania 4.8%
Bethlehem Area School District Authority(d)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	3.412%	1,780,000	1,770,578
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	407,880
Revenue Bonds
Subordinated Series 2017B-1
06/01/2025	5.000%	1,580,000	1,594,700
Total			3,773,158
Rhode Island 1.3%
Rhode Island Student Loan Authority(c)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,013,283
South Carolina 3.9%
South Carolina Ports Authority(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	2,000,000	2,020,210
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2021A
12/01/2025	5.000%	1,000,000	1,015,468
Total			3,035,678
Texas 10.1%
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2025	5.000%	500,000	509,942
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2027	5.000%	830,000	875,910
Manor Housing Public Facility Corp.
Revenue Bonds
Tower Road Apartments
Series 2024 (FHA HUD) (Mandatory Put 05/01/28)
11/01/2042	3.400%	1,000,000	1,002,511
North Texas Tollway Authority
Refunding Revenue Bonds
First Tier
Series 2023A
01/01/2026	5.000%	1,000,000	1,023,429
Series 2024A
01/01/2027	5.000%	250,000	261,709
Pharr San Juan Alamo Independent School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015
02/01/2030	4.000%	1,450,000	1,451,896
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	768,863
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	1,938,824
Total			7,833,084
Utah 1.3%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	1,000,000	1,007,526
Virginia 7.5%
Fairfax County Redevelopment & Housing Authority(b)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,073,200
Virginia Housing Development Authority
Revenue Bonds
Series 2023E2 (Mandatory Put 07/01/25)
07/01/2055	3.900%	885,000	885,054
Series 2024F (Mandatory Put 04/01/26)
07/01/2055	3.625%	650,000	650,098

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Port Authority Commonwealth Port Fund(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,220,854
Virginia Small Business Financing Authority(b),(c)
Revenue Notes
Pure Salmon Virginia LLC Project
Series 2024 (Mandatory Put 11/20/25)
11/01/2052	4.000%	1,000,000	1,000,768
Total			5,829,974
Washington 3.6%
City of Seattle Water System
Prerefunded 05/01/25 Revenue Bonds
Refunding & Improvement
Series 2015
05/01/2030	5.000%	1,100,000	1,107,689
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	612,850
Port of Seattle
Refunding Revenue Bonds
Private Activity
Series 2021
09/01/2025	5.000%	1,100,000	1,113,120
Total			2,833,659
Wisconsin 3.0%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2025	5.000%	750,000	756,259
Series 2024-2
05/01/2027	5.000%	1,500,000	1,582,826
Total			2,339,085
Total Municipal Bonds (Cost $62,746,934)			62,764,864

Municipal Short Term 9.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 1.2%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 01/01/25)
07/01/2051	4.160%	565,000	564,363
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
California Pollution Control Financing Authority(b),(c),(e)
Revenue Bonds
Republic Services, Inc. Project
Series 2018 (Mandatory Put 01/15/25)
11/01/2042	3.860%	375,000	374,467
Total			938,830
Mississippi 1.3%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	3.990%	1,000,000	1,005,604
New York 4.8%
Board of Cooperative Educational Service
Revenue Notes
RAN Series 2024
06/20/2025	3.730%	1,500,000	1,509,799
06/30/2025	3.590%	1,200,000	1,205,905
Oneonta City School District
Unlimited General Obligation Notes
BAN Series 2024
06/27/2025	3.180%	1,000,000	1,007,230
Total			3,722,934
Tennessee 1.3%
Tennessee Housing Development Agency(f)
Revenue Bonds
Series 2024 (Mandatory Put 10/01/25)
01/01/2056	3.500%	1,000,000	1,000,002
Texas 1.2%
Mission Economic Development Corp.(c)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2020 (Mandatory Put 12/02/24)
07/01/2040	4.000%	950,000	950,000
Total Municipal Short Term (Cost $7,600,185)			7,617,370

Money Market Funds 7.3%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.737%(g)	5,706,640	5,707,211
Total Money Market Funds (Cost $5,706,640)		5,707,211
Total Investments in Securities (Cost $77,803,759)		77,839,445
Other Assets & Liabilities, Net		(111,143)
Net Assets		$77,728,302
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments  (continued)
Columbia Ultra Short Duration Municipal Bond Fund, November 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of November 30, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $4,402,663, which represents 5.66% of total net assets.

(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at November 30, 2024.
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

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